Disclosures on reserves in Equity (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Disclosures on equity [Line Items]
Capital amount in shares	$ 477,386,000	$ 477,386,000
Amount of reserves	$ 7,432,000	$ (14,223,000)	$ (14,999,000)	$ (14,349,000)
Series A preferred shares [Member]
Disclosure of Disclosures on equity [Line Items]
Number of authorized shares	142,819,552	142,819,552
Number of fully subscribed and paid shares	142,819,552	142,819,552	142,819,552
Number of subscribed, partially paid shares	0	0
Par value of shares in ThUS$	$ 0.9435	$ 0.9435
Increase (decrease) in the number of current shares	0	0
Number of current shares	142,819,552	142,819,552
Number of shares owned by the entity or its subsidiaries or associates	0	0
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	0	0
Capital amount in shares	$ 134,750	$ 134,750
Amount of premium issuance	0	0
Amount of reserves	$ 0	$ 0
Total number of subscribed shares, total	142,819,552	142,819,552
Series B preferred shares [Member]
Disclosure of Disclosures on equity [Line Items]
Number of authorized shares	120,376,972	120,376,972
Number of fully subscribed and paid shares	120,376,972	120,376,972	120,376,972
Number of subscribed, partially paid shares	0	0
Par value of shares in ThUS$	$ 2.8464	$ 2.8464
Increase (decrease) in the number of current shares	0	0
Number of current shares	120,376,972	120,376,972
Number of shares owned by the entity or its subsidiaries or associates	0	0
Number of shares whose issuance is reserved due to the existence of options or agreements to dispose shares	0	0
Capital amount in shares	$ 342,636	$ 342,636
Amount of premium issuance	0	0
Amount of reserves	$ 0	$ 0
Total number of subscribed shares, total	120,376,972	120,376,972